NET SALES (Tables)	12 Months Ended
Dec. 31, 2025
NET SALES
Schedule of net sales revenues

	2025	2024	2023
Gross sales	77,417,799	74,816,043	76,845,604
Taxes on sales	(5,474,839)	(5,634,075)	(5,884,335)
Discounts	(2,084,428)	(2,155,312)	(2,044,822)
Net sales	69,858,532	67,026,656	68,916,447